Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Income taxes
18	Income taxes

Cayman Islands and British Virgin Islands

SMJ International Holdings Inc. and its subsidiary, SMJ Furnishings Inc., are domiciled in the Cayman Islands and British Virgin Islands, respectively. The locality currently enjoys permanent income tax holidays; accordingly, SMJ International Holdings Inc. and SMJ Furnishings Inc. do not accrue for income taxes.

Singapore

The subsidiary, SMJ Furnishings (S) Pte. Ltd. is incorporated in Singapore and is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore.

Significant components of the provision for income taxes are as follows:

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Income tax expense comprised of the following:
Current income tax
Current year	70,500	36,098	-	-
(Over) under provision current taxation in respect of prior year	(46,935)	(24,719)	112,225	87,042
	23,565	11,379	112,225	87,042
Deferred income tax
Current year			115,303	89,429
Under provision of deferred tax in respect of prior year	123,389	106,620	101,275	78,549
	146,954	117,999	328,803	255,020

A reconciliation between the statutory tax rate to the effective tax rate are as follows:

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Income (loss) before tax	1,926,102	1,134,379	(596,863)	(462,926)

Tax calculated at tax rate @17% (2025 and 2024: 17%)	327,437	192,844	(101,467)	(78,698)
Effects of:
- Tax effect on expense not deductible for tax purposes	24,666	31,396	686,515	532,461
- Income not subject to tax	(102,789)	(28,000)	(448,078)	(347,529)
- Singapore statutory stepped income exemption	(17,425)	(17,425)	(11,857)	(9,196)
-Tax rebate	(38,000)	(36,097)	(5,503)	(4,268)
- Under provision of deferred tax in respect of prior year	-	-	101,275	78,549
- Utilization of capital allowance	-	-	(4,307)	(3,341)
- (Over) under provision of current taxation in respect of prior year	(46,935)	(24,719)	112,225	87,042
Tax charge	146,954	117,999	328,803	255,020
Effective tax rate	7.6%	10.4%	(55.1)%	(55.1)%

Deferred tax assets

Significant components of deferred tax assets are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Property and equipment	419,360	(133,232)	(103,335)
Fair value gain on other investment	102,069	143,862	111,579
Allowance for credit losses	831,665	94,739	73,480
Allowance for inventory obsolescence	109,374	83,113	64,462
Deferred tax assets	1,462,468	188,482	146,186
At Singapore tax rate of 17%	248,620	32,042	24,852

The Company has recognized deferred tax assets arising from temporary differences primarily related to depreciation, fair value adjustments on investments, and provisions. The Company believes it is more likely than not that the deferred tax assets will be realized, and accordingly, no valuation allowance has been recorded as of March 31, 2026.

Uncertain Tax Positions

In accordance with ASC 740-10, the Company evaluates each uncertain tax position based on its technical merits, and measures any unrecognized benefits associated with tax positions. Each position is reviewed individually, considering past audits, interpretations of tax law, and developments in tax regulations. The Company assesses whether it is more likely than not that a tax position will be sustained upon examination by the relevant tax authorities, based solely on the technical merits of the position.

As of March 31, 2025 and 2026, the Company did not have any significant unrecognized uncertain tax positions. The Company also did not accrue any liability, interest, or penalties related to uncertain tax positions, as there were no positions where it was determined that an unfavorable outcome was probable.

The Company continues to monitor developments in tax law and evaluates any changes in its tax positions on a quarterly basis. Should any uncertain tax positions arise in the future, the Company will measure and record any potential liabilities in accordance with ASC 740.